NOTES PAYABLE (Details) - USD ($)	Aug. 25, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 06, 2024	Jul. 31, 2024	Jul. 01, 2024	Dec. 31, 2023	Dec. 01, 2023	Jun. 01, 2023
NOTES PAYABLE
Interest rate		10.00%	10.00%
Notes payable - current		$ 562,727					$ 469,968
Accrued interest		142,055	$ 217,823
Notes payable - noncurrent		1,697,611	$ 2,217,823				2,053,013
Secured Promissory Note
NOTES PAYABLE
Promissory note face value									$ 475,000
Interest rate			14.50%						14.00%
Principal reduction payment									$ 10,000
Notes payable - current			$ 0			$ 465,000	469,968	$ 465,000
Renewal cost for promissory note						$ 15,719		$ 15,719	$ 16,341
Air Life Promissory Note
NOTES PAYABLE
Promissory note face value	$ 2,000,000
Due date	18 months
Interest rate compounded daily	0.0211%
Annual interest rate	8.00%
Accrued interest		$ 260,338	$ 217,823				$ 53,013
Bridge Financing Debentures
NOTES PAYABLE
Interest rate			10.00%		10.00%
Pre-money valuation			$ 20,000,000
Bridge Financing Debentures | Nonrelated party
NOTES PAYABLE
Notes payable - current				$ 751,600
Bridge Financing Debentures | Related party
NOTES PAYABLE
Notes payable - current				$ 3,662,091